Lease (Details 3) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 106,102	$ 104,549
2021	1,209,750	1,462,239
2022	109,365	107,718
2022	622,949	849,427
2023	9,395	64,357
2023	242,341	441,724
2024		0
2024		0
2025		0
2025		0
Total lease payments	224,863	276,625
Total lease payments	2,075,040	2,753,390
Less: Amounts representing interest	(16,354)	(24,551)
Less: Amounts representing interest	(162,584)	(213,428)
Total operating lease liabilities	208,509	252,074
Total finance lease liabilities	1,912,457	2,539,962
Less: Current operating lease liabilities	(106,102)	(104,549)	$ (101,505)
Less: Current Finance lease liabilities	(1,147,355)	(1,317,542)
Noncurrent operating lease liabilities	102,407	147,525	$ 231,312
Noncurrent Finance lease liabilities	$ 765,102	$ 1,222,420